Note 9 - Equipment - Reconciliation of Changes in Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost
Balance, beginning of the year	$ 1,786
Balance, end of the year	1,675	$ 1,786
Gross carrying amount [member]
Cost
Balance, beginning of the year	2,046	1,858
Additions	144	188
Currency translation adjustment	(3)
Balance, end of the year	2,187	2,046
Accumulated depreciation and amortisation [member]
Cost
Balance, beginning of the year	(260)	(47)
Currency translation adjustment	1
Depreciation	(253)	(213)
Balance, end of the year	(512)	(260)
Camp and field equipment [member]
Cost
Balance, beginning of the year	1,072
Balance, end of the year	1,065	1,072
Camp and field equipment [member] | Gross carrying amount [member]
Cost
Balance, beginning of the year	1,217	1,110
Additions	144	107
Currency translation adjustment	(3)
Balance, end of the year	1,358	1,217
Camp and field equipment [member] | Accumulated depreciation and amortisation [member]
Cost
Balance, beginning of the year	(145)	(28)
Currency translation adjustment	1
Depreciation	(149)	(117)
Balance, end of the year	(293)	(145)
Machinery [member]
Cost
Balance, beginning of the year	714
Balance, end of the year	610	714
Machinery [member] | Gross carrying amount [member]
Cost
Balance, beginning of the year	829	748
Additions		81
Currency translation adjustment
Balance, end of the year	829	829
Machinery [member] | Accumulated depreciation and amortisation [member]
Cost
Balance, beginning of the year	(115)	(19)
Currency translation adjustment
Depreciation	(104)	(96)
Balance, end of the year	$ (219)	$ (115)